Stock Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation
(12)   Stock Compensation
The Company’s stock option plan provides for the grant of options to purchase up to 553,361 shares of the Company’s common stock to officers and other key employees of the Company and its subsidiaries.
The following table summarizes the Company’s stock option activity:
	Number of shares December 31			Weighted average exercise price December 31			Weighted average Contractual Term (in years)			Aggregate Intrinsic Value ($000)
	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
Outstanding, beginning of year	65,270	104,400	136,653	$20.68	$20.73	$21.46
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited or expired	(20,812)	(39,130)	(32,253)	21.89	20.82	23.81
Outstanding, end of year	44,458	65,270	104,400	$20.11	$20.68	$20.73	0.99	1.41	1.93	$49,828	$0.00	$0.00
Exercisable, end of year	43,189	57,487	92,336	$20.25	$21.39	$21.11	0.97	1.24	1.75	$46,859	$0.00	$0.00

Options have been adjusted to reflect a 4% stock dividend paid on July 1, 2016.
Total stock-based compensation expense for the years ended December 31, 2016, 2015, and 2014 was $17,000, $10,000, and $20,000, respectively. As of December 31, 2016, the total unrecognized compensation expense related to non-vested stock awards was $20,000 and the related weighted average period over which it is expected to be recognized is approximately 0.38 years. No stock options were granted during the years presented above.